Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash on hand	$ 6,603	$ 8,692
Bank deposits	16,590,797	20,611,786
Other monetary funds	23,890
Cash and cash equivalents	16,621,290	20,620,478	$ 21,026,103	$ 26,050,456
Renminbi [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	16,620,458	20,618,675
Hong Kong Dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	13	983
United States Dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	820	820
Total [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 16,621,290	$ 20,620,478